222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005
ABIGAIL J. MURRAY ATTORNEY AT LAW amurray@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

June 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Quality Municipal Fund, Inc. (the “Registrant”);
File Nos. 811-06091; 333-196106

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 relating to the issuance of common shares in connection with the merger of American Municipal Income Portfolio Inc. into the Registrant (the “Merger”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 20, 2014 relating to the issuance of common shares in connection with the Merger, in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 17-18, 2014, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated June 24, 2014). The Amendment is also being filed for the purpose of providing certain information required by the Form and to make certain other non-material changes.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

June 24, 2014

Please contact the undersigned at (312) 609-7796 if you have questions or comments regarding the filing.

Very truly yours, /s/ Abigail J. Murray

AM/kb